Risk Management (Details) - Schedule of maturity profile of the Group's financial liabilities - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Risk Management (Details) - Schedule of maturity profile of the Group's financial liabilities [Line Items]
Gross outstanding claims		$ 634,570	$ 575,899
Gross unearned premiums		354,032	328,726
Insurance payables		86,812	89,519
Other liabilities		29,238	29,428
Derivative financial liability	[1]	10,005	12,938
Unearned commissions		16,808	13,725
Total liabilities		1,131,465	1,050,235
Less than one year [Member]
Risk Management (Details) - Schedule of maturity profile of the Group's financial liabilities [Line Items]
Gross outstanding claims		268,356	210,691
Gross unearned premiums		268,010	251,691
Insurance payables		81,812	84,519
Other liabilities		27,057	26,357
Derivative financial liability	[1]
Unearned commissions		15,927	12,285
Total liabilities		661,162	585,543
More than one year [Member]
Risk Management (Details) - Schedule of maturity profile of the Group's financial liabilities [Line Items]
Gross outstanding claims		366,214	365,208
Gross unearned premiums		86,022	77,035
Insurance payables		5,000	5,000
Other liabilities		2,181	3,071
Derivative financial liability	[1]	10,005	12,938
Unearned commissions		881	1,440
Total liabilities		$ 470,303	$ 464,692

[1]	There is no contractual obligation to settle the Warrants in cash.